Fixed Assets - Schedule of Fixed Assets (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fixed assets, gross		$ 5,601,056	$ 5,613,008
Less: accumulated depreciation	$ (4,347,020)	(4,100,163)	(3,305,891)
Fixed assets, net	$ 1,155,990	1,500,893	2,307,117
EV Charging Stations [Member]
Fixed assets, gross		4,805,340	4,708,182
Software [Member]
Fixed assets, gross		464,997	464,997
Automobiles [Member]
Fixed assets, gross		132,751	269,915
Office And Computer Equipment [Member]
Fixed assets, gross		126,459	98,405
Machinery And Equipment [Member]
Fixed assets, gross		$ 71,509	$ 71,509